NON-RECOURSE BORROWINGS - Schedule of Repayments on Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 16,002	$ 16,214
Deferred Financing Costs and Other on Subsidiary Borrowings	(79)
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,250
Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	471
2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,592
2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	835
2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	6,111
Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	4,822
Total Principal repayments on Subsidiary Borrowings	16,081
Real Estate
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	5,382	6,882
Deferred Financing Costs and Other on Subsidiary Borrowings	(26)
Real Estate | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	678
Real Estate | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	348
Real Estate | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	931
Real Estate | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	348
Real Estate | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,604
Real Estate | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	499
Total Principal repayments on Subsidiary Borrowings	5,408
Infrastructure
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	4,541	4,911
Deferred Financing Costs and Other on Subsidiary Borrowings	(29)
Infrastructure | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	850
Infrastructure | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Infrastructure | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	313
Infrastructure | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	487
Infrastructure | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	787
Infrastructure | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,133
Total Principal repayments on Subsidiary Borrowings	4,570
Private Equity and Other
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,278	1,589
Deferred Financing Costs and Other on Subsidiary Borrowings	(8)
Private Equity and Other | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	13
Private Equity and Other | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	123
Private Equity and Other | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity and Other | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Private Equity and Other | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,150
Private Equity and Other | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Total Principal repayments on Subsidiary Borrowings	2,286
Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3,801	$ 2,832
Deferred Financing Costs and Other on Subsidiary Borrowings	(16)
Renewable Power and Transition | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	709
Renewable Power and Transition | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power and Transition | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	348
Renewable Power and Transition | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power and Transition | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	570
Renewable Power and Transition | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,190
Total Principal repayments on Subsidiary Borrowings	$ 3,817